Share-Based Compensation	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
(12)
Share-Based Compensation

The Company recognizes share-based compensation expense for employee share options, time-based restricted share units (“RSU”) and performance-based restricted share units (“PSU”) based on the grant date fair value. The value of the portion of the award that is expected to vest is recognized as an expense over the employee's requisite service period, which is generally the vesting period of the award. For further discussion on the Company’s share-based compensation, please refer to Item 18, “Financial Statements – Note 11” in our 2022 Form 20-F.

Share-based compensation expense of $2,386 and $6,936 was recorded during the three and nine months ended September 30, 2023, respectively, of which $2,282 and $6,636 was presented as a part of “general and administrative expenses”, and the remaining balance was presented as a part of “direct container expenses – owned fleet” during the respective periods in the Company’s consolidated statements of operations. Share-based compensation expense of $1,817 and $5,315 was recorded during the three and nine months ended September 30, 2022, respectively, of which $1,726 and $5,051 was presented as a part of “general and administrative expenses”, and the remaining balance was presented as a part of “direct container expenses – owned fleet” during the respective periods in the Company’s consolidated statements of operations.

As of September 30, 2023, the total unrecognized share-based compensation expense related to non-vested share options and restricted awards was $9,022 which is currently expected to be recognized on a straight-line basis through October 2025. In accordance with the Merger Agreement, TGH’s non-vested restricted share units that are outstanding immediately prior to the closing of the proposed Merger will be converted into a contingent right to receive an amount in cash equal to the number of shares subject to such award, assuming attainment of the maximum level of performance, multiplied by the Per Share Merger Consideration, plus any unpaid cash in respect of dividends equivalent rights accrued prior to the Effective Time, which will become payable upon the earlier of the vesting date of the award and the twelve month anniversary of the proposed Merger closing date. In addition, each outstanding option to purchase common shares granted under the Company’s share plan immediately prior to the Effective Time (whether or not vested) (each, a “Company Option”) will automatically and without any required action on the part of the holder thereof, be cancelled and converted into the right to receive an amount in cash, without interest, equal to the product obtained by multiplying (x) the number of shares subject to such Company Option that is outstanding immediately prior to the Effective Time, by (y) the amount by which the Per Share Merger Consideration exceeds the per-share exercise price of the Company Option.